Consolidated Statements of Stockholders' Deficit For the Six Months Ended June 30, 2011 (unaudited) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 02, 2010	Jun. 30, 2011	Dec. 31, 2010
Balance		$ (3,617,079)	$ (3,725,807)
Common shares issued for cash	123,000	103,000	533,125
Common shares issued for conversion of loans payable - related party	60,000	37,500	25,000
Common shares issued for conversion of loans payable	60,000	100,000	223,250
Common shares issued for conversion of accrued salaries to related party		230,000
Common shares issued for conversion of accounts payable		2,500
Common shares issued for services	40,000	131,250	143,159
Effect of Stock Exchange on April 2, 2010	15,000
Recapitalization	(67,994)
Net loss		(495,522)
Common Stock [Member]
Balance		168,865	110,954
Balance (in Shares)		168,864,567	110,953,778
Common shares issued for cash	74,455	8,024	39,070
Common shares issued for cash (in Shares)	7,445,417	8,024,281	39,069,732
Common shares issued for conversion of loans payable - related party	60,000	4,056	2,500
Common shares issued for conversion of loans payable - related party (in Shares)	6,000,000	4,055,556	2,500,000
Common shares issued for conversion of loans payable	60,000	7,000	13,584
Common shares issued for conversion of loans payable (in Shares)	6,000,000	7,000,000	13,584,383
Common shares issued for conversion of accrued salaries to related party		32,857
Common shares issued for conversion of accrued salaries to related party (in Shares)		32,857,143
Common shares issued for conversion of accounts payable		357
Common shares issued for conversion of accounts payable (in Shares)		357,143
Common shares issued for services	40,000	5,617	7,700
Common shares issued for services (in Shares)	4,000,000	5,616,666	7,700,000
Effect of Stock Exchange on April 2, 2010	(1,387,429)
Effect of Stock Exchange on April 2, 2010 (in Shares)	(95,848,349)
Noncontrolling interest at date of Stock Exchange	(100,007)
Noncontrolling interest at date of Stock Exchange (in Shares)	(10,000,662)
Additional Paid-in Capital [Member]
Balance		7,722,445	7,176,106
Common shares issued for cash	48,545	94,976	494,055
Common shares issued for conversion of loans payable - related party		33,444	22,500
Common shares issued for conversion of loans payable		93,000	209,666
Common shares issued for conversion of accrued salaries to related party		197,143
Common shares issued for conversion of accounts payable		2,143
Common shares issued for services		125,633	135,459
Effect of Stock Exchange on April 2, 2010	1,402,429
Noncontrolling interest at date of Stock Exchange	(342,217)
Recapitalization	(67,994)
Retained Earnings [Member]
Balance		(11,260,118)	(10,781,919)
Noncontrolling interest at date of Stock Exchange	613,880
Net loss		(478,199)
Noncontrolling Interest [Member]
Balance		(248,271)	(230,948)
Noncontrolling interest at date of Stock Exchange	(171,656)
Net loss		$ (17,323)